UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

CENTRE FUNDS

(Exact name of registrant as specified in charter)

48 Wall Street, Suite 1100, New York, New York 10005

(Address of principal executive offices) (Zip code)

James Abate

48 Wall Street, Suite 1100

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 298.4236

Date of fiscal year end: September 30

Date of reporting period: October 1, 2013-December 31, 2013

Item 1 – Schedule of Investments.

CENTRE AMERICAN SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (98.62%)
Consumer Discretionary (12.59%)
Automobiles (1.17%)
Harley-Davidson, Inc.	23,180	$1,604,983

Hotels Restaurants & Leisure (1.69%)
Starbucks Corp.	29,370	2,302,314

Internet & Catalog Retail (2.27%)
Amazon.com, Inc.(a)	7,780	3,102,586

Media (3.59%)
Comcast Corp., Class A	54,990	2,857,556
Walt Disney Co.	26,740	2,042,936

		4,900,492

Specialty Retail (3.87%)
Home Depot, Inc.	28,190	2,321,165
Tiffany & Co.	16,700	1,549,426
Urban Outfitters, Inc.(a)	38,060	1,412,026

		5,282,617

Total Consumer Discretionary		17,192,992

Consumer Staples (8.88%)
Beverages (5.08%)
Coca-Cola Co.	90,200	3,726,162
PepsiCo, Inc.	38,750	3,213,925

		6,940,087

Household Products (1.86%)
Procter & Gamble Co.	31,200	2,539,992

Personal Products (1.03%)
Avon Products, Inc.	81,620	1,405,496

Tobacco (0.91%)
Philip Morris International, Inc.	14,370	1,252,058

Total Consumer Staples		12,137,633

Energy (5.77%)
Energy Equipment & Services (3.42%)
Noble Corp. Plc	37,050	1,388,263
Schlumberger, Ltd.	36,480	3,287,213

		4,675,476

Oil, Gas & Consumable Fuels (2.35%)
Devon Energy Corp.	18,040	1,116,135
EOG Resources, Inc.	12,450	2,089,608

		3,205,743

Total Energy		7,881,219

Financials (7.18%)
Capital Markets (2.68%)
BlackRock, Inc.	6,340	2,006,420

	Shares	Value

Financials (continued)
Capital Markets (continued)
State Street Corp.	22,620	$1,660,082

		3,666,502

Consumer Finance (2.41%)
American Express Co.	23,870	2,165,725
Capital One Financial Corp.	14,700	1,126,167

		3,291,892

Diversified Financial Services (2.09%)
Bank of America Corp.	64,960	1,011,427
Citigroup, Inc.	35,310	1,840,004

		2,851,431

Total Financials		9,809,825

Health Care (16.56%)
Biotechnology (6.44%)
Amgen, Inc.	18,000	2,054,880
Biogen Idec, Inc.(a)	8,630	2,414,242
Celgene Corp.(a)	10,660	1,801,114
Gilead Sciences, Inc.(a)	33,620	2,526,543

		8,796,779

Health Care Equipment & Supplies (1.18%)
Boston Scientific Corp.(a)	134,790	1,620,176

Health Care Providers & Services (2.69%)
Cardinal Health, Inc.	19,830	1,324,842
Express Scripts Holding Co.(a)	14,670	1,030,421
HCA Holdings, Inc.(a)	27,640	1,318,704

		3,673,967

Pharmaceuticals (6.25%)
AbbVie, Inc.	38,460	2,031,073
Johnson & Johnson	41,420	3,793,658
Merck & Co., Inc.	21,990	1,100,599
Pfizer, Inc.	52,630	1,612,057

		8,537,387

Total Health Care		22,628,309

Industrials (13.09%)
Aerospace & Defense (4.35%)
Boeing Co.	16,040	2,189,300
General Dynamics Corp.	16,970	1,621,483
Honeywell International, Inc.	23,330	2,131,662

		5,942,445

Air Freight & Logistics (1.88%)
United Parcel Service, Inc., Class B	24,460	2,570,257

Airlines (0.77%)
Delta Air Lines, Inc.	38,120	1,047,156

Construction & Engineering (1.00%)
Quanta Services, Inc.(a)	43,250	1,364,970

Electronics (0.86%)
Tyco International, Ltd.	28,640	1,175,386

	Shares	Value

Industrials (continued)
Industrial Conglomerates (1.56%)
3M Co.	15,200	$2,131,800

Machinery (1.26%)
PACCAR, Inc.	29,060	1,719,480

Road & Rail (1.41%)
Union Pacific Corp.	11,480	1,928,640

Total Industrials		17,880,134

Information Technology (30.14%)
Communication Equipment (2.93%)
Juniper Networks, Inc.(a)	58,000	1,309,060
QUALCOMM, Inc.	36,360	2,699,730

		4,008,790

Computers & Peripherals (5.78%)
Apple, Inc.	9,360	5,251,990
NetApp, Inc.	37,390	1,538,225
SanDisk Corp.	15,610	1,101,129

		7,891,344

Internet Software & Services (6.22%)
Facebook, Inc., Class A(a)	38,060	2,080,360
Google, Inc., Class A(a)	5,720	6,410,461

		8,490,821

IT Services (4.88%)
International Business Machines Corp.	11,060	2,074,524
Mastercard, Inc., Class A	2,490	2,080,295
Visa, Inc., Class A	11,260	2,507,377

		6,662,196

Semiconductor & Semiconductor Equipment (5.01%)
First Solar, Inc.(a)	18,440	1,007,562
Lam Research Corp.(a)	18,750	1,020,937
Microchip Technology, Inc.	33,780	1,511,655
Micron Technology, Inc.(a)	48,000	1,044,480
NVIDIA Corp.	69,510	1,113,550
Texas Instruments, Inc.	26,170	1,149,125

		6,847,309

Software (5.32%)
Microsoft Corp.	121,630	4,552,611
Oracle Corp.	70,940	2,714,164

		7,266,775

Total Information Technology		41,167,235

Materials (1.78%)
Containers & Packaging (1.78%)
Bemis Co., Inc.	33,680	1,379,533
Sealed Air Corp.	31,000	1,055,550

		2,435,083

Total Materials		2,435,083

			Shares	Value

Telecommunication Services (1.85%)
Diversified Telecommunication (1.85%)
Verizon Communications, Inc.			51,350	$2,523,339

Total Telecommunication Services				2,523,339

Utilities (0.78%)
Independent Power Producers & Energy Traders (0.78%)
Calpine Corp.(a)			54,950	1,072,075

Total Utilities				1,072,075

TOTAL COMMON STOCKS (Cost $112,662,959)				134,727,844

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (0.29%)
Calls (0.29%)
SPDR® Gold Shares:
	1/18/2014	$168.00	320	160
	12/20/2014	132.00	1,000	400,000

TOTAL PURCHASED OPTIONS (Cost $797,068)				400,160

		7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (1.04%)
Money Market Fund (1.04%)
Dreyfus Treasury Prime Cash Management, Institutional Class		0.00005%	1,414,341	1,414,341

TOTAL SHORT TERM INVESTMENTS (Cost $1,414,341)				1,414,341

TOTAL INVESTMENTS (Cost $114,874,368) (99.95%)				$136,542,345

Other Assets In Excess Of Liabilities (0.05%)				63,533

NET ASSETS (100.00%)				$136,605,878

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

Plc - Public Limited Company.

SPDR - Standard & Poor’s Depositary Receipts.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (97.29%)
ASIA (34.03%)
Australia (2.66%)
Financials (1.78%)
Commonwealth Bank of Australia	2,100	$145,882
Westpac Banking Corp.	4,520	130,682

		276,564

Materials (0.88%)
BHP Billiton, Ltd.	4,017	136,261

Total Australia		412,825

China (13.40%)
Energy (3.41%)
China Petroleum & Chemical Corp., Class H	210,000	171,427
CNOOC, Ltd.	102,000	189,681
PetroChina Co., Ltd., Class H	152,500	167,165

		528,273

Financials (6.83%)
Bank of China, Ltd., Class H	443,700	204,275
China Construction Bank Corp., Class H	333,000	251,222
China Life Insurance Co., Ltd., Class H	62,000	193,892
Industrial & Commercial Bank of China, Class H	354,000	239,217
Ping An Insurance Group Co., Class H	19,000	170,170

		1,058,776

Information Technology (1.47%)
Tencent Holdings, Ltd.	3,560	227,071

Telecommunication Services (1.69%)
China Mobile, Ltd.	25,300	262,322

Total China		2,076,442

Hong Kong (1.41%)
Consumer Discretionary (0.85%)
Sands China, Ltd.	16,100	131,532

Financials (0.56%)
AIA Group, Ltd.	17,300	86,787

Total Hong Kong		218,319

India (0.64%)
Information Technology (0.64%)
Infosys, Ltd., Sponsored ADR	1,750	99,050

Total India		99,050

	Shares	Value

Japan (11.87%)
Consumer Discretionary (4.85%)
Denso Corp.	4,120	$217,130
Fast Retailing Co., Ltd.	340	140,120
Honda Motor Co., Ltd.	4,930	202,705
Toyota Motor Corp.	3,150	192,033

		751,988

Financials (3.26%)
Daiwa Securities Group, Inc.	18,740	186,848
Mitsubishi UFJ Financial Group, Inc.	20,470	134,899
Nomura Holdings, Inc.	23,800	182,834

		504,581

Industrials (1.35%)
Daikin Industries, Ltd.	3,370	209,605

Information Technology (1.30%)
Keyence Corp.	470	200,836

Telecommunication Services (1.11%)
SoftBank Corp.	1,970	172,101

Total Japan		1,839,111

Korea (2.32%)
Consumer Discretionary (0.53%)
Hyundai Motor Co.	370	82,916

Financials (0.77%)
Shinhan Financial Group Co., Ltd.	2,650	118,771

Industrials (0.52%)
Hyundai Heavy Industries Co., Ltd.	330	80,362

Information Technology (0.50%)
Samsung Electronics Co., Ltd.	60	78,002

Total Korea		360,051

Taiwan (1.73%)
Information Technology (1.73%)
Delta Electronics, Inc.	15,500	88,412
MediaTek, Inc.	5,930	88,243
Taiwan Semiconductor Manufacturing Co., Ltd.	26,060	92,249

		268,904

Total Taiwan		268,904

TOTAL ASIA (Cost $4,518,731)		5,274,702

	Shares	Value

EUROPE (35.37%)
Belgium (1.01%)
Consumer Staples (1.01%)
Anheuser-Busch InBev NV	1,470	$156,242

Total Belgium		156,242

Denmark (0.66%)
Health Care (0.66%)
Novo Nordisk A/S, Class B	560	102,649

Total Denmark		102,649

France (4.40%)
Consumer Staples (1.29%)
L’Oreal SA	1,140	200,272

Energy (1.15%)
Total SA	2,910	178,267

Financials (1.03%)
BNP Paribas SA	2,050	159,764

Health Care (0.93%)
Sanofi	1,353	143,546

Total France		681,849

Germany (9.35%)
Consumer Discretionary (2.73%)
Continental AG	1,110	243,409
Daimler AG	2,084	180,332

		423,741

Financials (1.62%)
Allianz SE	1,000	179,323
Deutsche Bank AG	1,510	72,031

		251,354

Health Care (0.54%)
Bayer AG	595	83,451

Industrials (1.28%)
Siemens AG	1,456	198,881

Information Technology (0.52%)
SAP AG	932	79,891

Materials (2.66%)
BASF SE	1,760	187,622
Linde AG	1,070	223,818

		411,440

Total Germany		1,448,758

	Shares	Value

Great Britain (4.18%)
Consumer Staples (1.18%)
Tesco Plc	32,960	$182,489

Financials (2.24%)
Barclays Plc	42,965	193,488
HSBC Holdings Plc	14,018	153,764

		347,252

Telecommunication Services (0.76%)
Vodafone Group Plc	30,000	117,739

Total Great Britain		647,480

Greece (2.63%)
Consumer Discretionary (0.95%)
OPAP SA	11,100	147,664

Consumer Staples (0.67%)
Coca-Cola Hellenic Bottling Co. AG	3,570	103,137

Telecommunication Services (1.01%)
Hellenic Telecommunications Organization SA(a)	11,790	156,843

Total Greece		407,644

Italy (4.34%)
Energy (1.40%)
Eni SpA	9,020	217,031

Financials (1.90%)
Assicurazioni Generali SpA	3,230	75,984
Intesa Sanpaolo SpA	30,950	76,385
UniCredit SpA	19,250	142,475

		294,844

Utilities (1.04%)
Enel SpA	36,870	160,992

Total Italy		672,867

Netherlands (1.81%)
Consumer Staples (0.49%)
Unilever NV	1,880	75,715

Industrials (1.32%)
Koninklijke Philips NV	5,570	204,172

Total Netherlands		279,887

Russia (2.00%)
Energy (1.30%)
Gazprom OAO, Sponsored ADR	11,155	95,375
Lukoil OAO, Sponsored ADR	1,710	106,790

		202,165

	Shares	Value

Russia (continued)
Financials (0.70%)
Sberbank of Russia, Sponsored ADR	8,730	$108,257

Total Russia		310,422

Spain (3.20%)
Consumer Discretionary (0.91%)
Inditex SA	860	141,736

Financials (1.84%)
Banco Bilbao Vizcaya Argentaria SA	6,382	78,561
Banco Santander SA	23,104	206,789

		285,350

Telecommunication Services (0.45%)
Telefonica SA	4,260	69,359

Total Spain		496,445

Switzerland (1.79%)
Consumer Discretionary (0.50%)
Cie Financiere Richemont SA, Class A	780	77,646

Health Care (1.29%)
Novartis AG	1,240	98,972
Roche Holding AG	360	100,568

		199,540

Total Switzerland		277,186

TOTAL EUROPE (Cost $4,702,783)		5,481,429

NORTH AMERICA (26.71%)
Canada (1.42%)
Financials (1.42%)
Royal Bank of Canada	3,280	220,499

Total Canada		220,499

Mexico (1.13%)
Telecommunication Services (1.13%)
America Movil, Series L	150,500	175,438

Total Mexico		175,438

United States (24.16%)
Consumer Staples (3.17%)
Coca-Cola Co.	3,710	153,260
PepsiCo, Inc.	2,560	212,326
Procter & Gamble Co.	1,550	126,186

		491,772

Energy (5.02%)
Chevron Corp.	1,310	163,632
ConocoPhillips	2,500	176,625
Exxon Mobil Corp.	2,260	228,712

	Shares	Value

United States (continued)
Energy (continued)
Schlumberger, Ltd.	2,320	$209,055

		778,024

Financials (3.79%)
Bank of America Corp.	10,300	160,371
Citigroup, Inc.	2,460	128,191
JPMorgan Chase & Co.	2,330	136,258
Wells Fargo & Co.	3,580	162,532

		587,352

Health Care (1.86%)
Johnson & Johnson	1,680	153,871
Pfizer, Inc.	4,380	134,160

		288,031

Industrials (2.60%)
General Electric Co.	6,380	178,831
United Technologies Corp.	1,970	224,186

		403,017

Information Technology (6.73%)
Apple, Inc.	430	241,277
Google, Inc., Class A(a)	180	201,728
International Business Machines Corp.	420	78,780
Mastercard, Inc., Class A	170	142,028
Microsoft Corp.	4,510	168,809
QUALCOMM, Inc.	2,820	209,385

		1,042,007

Telecommunication Services (0.99%)
AT&T, Inc.	4,360	153,298

Total United States		3,743,501

TOTAL NORTH AMERICA (Cost $3,543,886)		4,139,438

SOUTH AMERICA (1.18%)
Brazil (1.18%)
Consumer Staples (1.18%)
AMBEV SA	24,900	182,799

Total Brazil		182,799

TOTAL SOUTH AMERICA (Cost $177,758)		182,799

TOTAL COMMON STOCKS (Cost $12,943,158)		15,078,368

PREFERRED STOCKS (1.44%)
SOUTH AMERICA (1.44%)
Brazil (1.44%)
Energy (0.59%)
Petroleo Brasileiro SA	12,560	90,929

		Shares	Value

Brazil (continued)
Financials (0.85%)
Itau Unibanco Holding SA		9,941	$132,097

Total Brazil			223,026

TOTAL SOUTH AMERICA (Cost $265,090)			223,026

TOTAL PREFERRED STOCKS (Cost $265,090)			223,026

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.69%)
Money Market Fund (0.69%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00005%	106,712	106,712

TOTAL SHORT TERM INVESTMENTS (Cost $106,712)			106,712

TOTAL INVESTMENTS (Cost $13,314,960) (99.42%)			$15,408,106

Other Assets In Excess Of Liabilities (0.58%)			90,575

NET ASSETS (100.00%)			$15,498,681

(a)	Non-income producing security.

Common Abbreviations:

ADR -	American Depository Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
A/S -	Aktieselskab is the Danish term for Joint Stock Company.
Ltd. -	Limited.
NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO -	Otkrytoe Aktsionernoe Obschestvo (a Russian open joint stock corporation)
Plc -	Public Limited Company.
SA -	Generally designates corporations in various countries, mostly those employing the civil law.
SE -	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SpA -	Societa Per Azioni is an Italian shared company.
UFJ -	United Financial of Japan.

See Notes to Quarterly Schedule of Investments.

CENTRE MULTI-ASSET REAL RETURN FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Shares	Value

EXCHANGE TRADED FUNDS (4.19%)
PowerShares DB Commodity Index Tracking Fund ETF(a)	94,780	$2,431,107

TOTAL EXCHANGE TRADED FUNDS (Cost $2,613,514)		2,431,107

EXCHANGE TRADED NOTES (12.27%)
ELEMENTS Linked to the Rogers International Commodity Index-Total Return ETN(a)	300,800	2,457,536
ETRACS DJ-UBS Commodity Index Total Return ETN(a)	100,880	2,351,513
iPath Dow Jones-UBS Commodity Index Total Return ETN(a)	62,950	2,313,412

TOTAL EXCHANGE TRADED NOTES (Cost $8,024,441)		7,122,461

OPEN-END FUNDS (54.80%)
Centre American Select Equity Fund(b)	1,446,111	16,341,050
Centre Global Select Equity Fund(b)	1,268,486	15,462,840

TOTAL OPEN-END FUNDS (Cost $30,182,051)		31,803,890

	Principle Amount	Value

U.S. GOVERNMENT BONDS (25.59%)
U.S. Treasury Inflation Indexed Bonds
1/15/2014, 2.000%	$1,896,090	$1,895,868
1/15/2016, 2.000%	1,765,185	1,882,610
1/15/2017, 2.375%	1,737,285	1,912,982
7/15/2020, 1.250%	856,784	916,826
1/15/2021, 1.125%	1,674,185	1,759,530
7/15/2021, 0.625%	932,670	946,842
1/15/2025, 2.375%	1,486,920	1,709,494
4/15/2029, 3.875%	1,136,616	1,557,386
4/15/2032, 3.375%	1,118,481	1,487,623
2/15/2041, 2.125%	693,258	778,453

TOTAL U.S. GOVERNMENT BONDS (Cost $16,245,978)		14,847,614

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (3.05%)
Money Market Fund (3.05%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00005%	1,769,991	1,769,991

TOTAL SHORT TERM INVESTMENTS (Cost $1,769,991)			1,769,991

TOTAL INVESTMENTS (Cost $58,835,975) (99.90%)			$57,975,063

Other Assets In Excess Of Liabilities (0.10%)			59,618

NET ASSETS (100.00%)			$58,034,681

(a)	Non-income producing security.
(b)	Affiliated with the Fund, as each is a series of Centre Asset Management and have the same investment advisor.

Common Abbreviations:

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Statements of Investments:

(a) Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“the Exchange”) or using methods determined by the Board. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments

(b) Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code.

(c) For financial reporting purposes, transactions on the last business day of the reporting period are accounted for on the trade date. Net realized gains and losses on investments are computed on the identified cost basis.

(d) The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedule of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2013.

(e) Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(f) The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

(2) FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

•	Level 3 - Significant unobservable prices or inputs (including the Board of Trustees’, and Pricing Committee’s, own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2013:

Centre American Select Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$134,727,844	$–	$–	$134,727,844
Purchased Options	400,160			400,160
Short Term Investments	1,414,341	–	–	1,414,341

Total	$136,542,345	$–	$–	$136,542,345

Centre Global Select Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$15,078,368	$–	$–	$15,078,368
Preferred Stocks	223,026	–	–	223,026
Short Term Investments	106,712	–	–	106,712

Total	$15,408,106	$–	$–	$15,408,106

Centre Multi-Asset Real Return Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$2,431,107	$–	$–	$2,431,107
Exchange Traded Notes	7,122,461	–	–	7,122,461
Open-End Funds	31,803,890	–	–	31,803,890
U.S. Government Bonds	–	14,847,614	–	14,847,614
Short Term Investments	1,769,991	–	–	1,769,991

Total	$43,127,449	$14,847,614	$–	$57,975,063

(a)	For detailed descriptions of industries and countries, see the accompanying Schedule of Investments.

The Funds did not hold any investments at the beginning or end or the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of December 31, 2013.

(3)TAX BASIS INFORMATION:

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities at December 31, 2013, are displayed in the table below:

Centre American Select Equity Fund

Gross appreciation (excess of value over tax cost)	$22,721,810
Gross depreciation (excess of tax cost over value)	(1,092,696)

Net unrealized appreciation	$21,629,114

Cost of investments for income tax purposes	$114,913,231

Centre Global Select Equity Fund

Gross appreciation (excess of value over tax cost)	$2,203,479
Gross depreciation (excess of tax cost over value)	(140,597)

Net unrealized appreciation	$2,062,882

Cost of investments for income tax purposes	$13,345,224

Centre Multi-Asset Real Return Fund

Gross appreciation (excess of value over tax cost)	$1,902,375
Gross depreciation (excess of tax cost over value)	(2,789,259)

Net unrealized depreciation	$(886,884)

Cost of investments for income tax purposes	$58,861,947

(4) AFFILIATED COMPANIES:

Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The purchase, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the period ended December 31, 2013 were as follows:

Drexel Multi-Asset Real Return Fund

INVESTMENT COMPANIES	Share Balance September 30, 2013	Purchases	Sales	Share Balance December 31, 2013	Market Value December 31, 2013	Dividend Income	Realized Gain/(Loss)
Centre American Select Equity Fund	1,434,664	11,447	—	1,446,111	$16,341,050	$126,480	$—
Centre Global Select Equity Fund	1,223,258	45,228	—	1,268,486	15,462,840	538,209	—

Total					$31,803,890	$664,689	$—

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRE FUNDS

By:	/s/ James Abate
James A. Abate, President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. Abate
James A. Abate, President

Date:	February 21, 2014

By:	/s/ Vu Phong Nguyen
Vu Phong Nguyen, Treasurer

Date:	February 21, 2014